Non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Notes and other explanatory information [abstract]
Balance at beginning of year	$ 7,156	$ 2,361
Non-controlling interest's 45% share of Buckreef Gold's comprehensive earnings	3,980	4,795
Balance at end of year	$ 11,136	$ 7,156